LONG-TERM INVESTMENTS (Details) ¥ in Thousands, $ in Thousands	1 Months Ended
	Jun. 30, 2017 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	May 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Sep. 30, 2017 CNY (¥)
Long-term investments
Equity method investments			¥ 238,648
Cost method investments			70,055		¥ 1,423
Long-term investments		$ 50,979	349,882		40,628
Orange Inc.
Long-term investments
Available-for-sales debt security investment			41,179		39,205
Orange Inc. | Available-for-sales debt security investment
Long-term investments
Consideration for available-for-sale debt security investment | $	$ 6,000
Percentage of ownership in available-for-sale debt security investment	10.26%
Jincheng Consumer Finance (Sichuan) Co., Ltd. ("Jincheng")
Long-term investments
Equity method investments			236,642
Jincheng Consumer Finance (Sichuan) Co., Ltd. ("Jincheng") | Equity method investments
Long-term investments
Percentage of ownership in equity method investments						19.00%
Consideration for equity method investments						¥ 233,000
Weiche Information Technology Co., Ltd. ("Weiche")
Long-term investments
Equity method investments			2,006
Weiche Information Technology Co., Ltd. ("Weiche") | Equity method investments
Long-term investments
Percentage of ownership in equity method investments				40.00%
Consideration for equity method investments				¥ 3,000
ClearVue Pony Holdings Limited. ("ClearVue Pony")
Long-term investments
Cost method investments			¥ 68,632
ClearVue Pony Holdings Limited. ("ClearVue Pony") | Cost method investments]
Long-term investments
Percentage of ownership in cost method investments		23.80%	23.80%
Consideration for cost method investments | $		$ 10,000
Bai'an Online Property Insurance Co., Ltd. ("Bai'an")
Long-term investments
Cost method investments			¥ 1,423		¥ 1,423